Related Parties	6 Months Ended
Jun. 30, 2026
Related Parties [Abstract]
Related parties

Note 8. Related parties

Pierre Schurmann Investment Agreement

On December 4, 2025, the Company and its Founder and Chief Executive Officer Pierre Schurmann entered into a binding investment agreement to invest $6 million of personal capital in the Company through a direct private placement of equity securities, subject to closing conditions (the “Investment Agreement”). Pursuant to the Investment Agreement, Xurmann Investments Ltd, an investment vehicle wholly owned by Mr. Schurmann, will acquire 1,500,000 ordinary shares at $4.00 per share, along with five-year warrants to purchase 300,000 additional shares at an exercise price of $25.00 per share. During the quarter ended June 30, 2026, Mr. Schurmann was unable to obtain funding and the agreement was subsequently terminated.

Key management compensation

The compensation of the Group’s executive management team is determined based on the Group’s compensation policy considering the performance of professionals, business areas and market trends.

Key management compensation is summarized as follows:

	June 30, 2026	June 30, 2025
Short-term compensation (including salary)	1,546	4,756
Share-based compensation	-	14,952
Total	1,546	19,708